Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Classes of current inventories [abstract]
Crude oil	$ 2,323	$ 1,966
Petroleum products	596	744
Natural gas	149	160
Other	330	358
Inventories	3,398	3,227
Inventory write-down	$ 32	$ 74